Employee Benefits Expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Details of Employee Benefit Expenses

Details are as follows:

		Year ended December 31,
		2018	2017	2016
		(millions of euros)
Employee benefits expenses
Wages and salaries		1,994	2,056	2,116
Social security expenses		738	745	770
Other employee benefits		144	110	37

	(A)	2,876	2,911	2,923

Costs and provisions for temp work	(B)	—	—	—

Miscellaneous expenses for personnel and other labor-related services rendered:
Charges for termination benefit incentives		8	28	10
Corporate restructuring expenses		216	680	156
Other		5	7	17

	(C)	229	715	183

Total	(A+B+C)	3,105	3,626	3,106

Details of Average Salaried Workforce Breakdown By Category

The average salaried workforce, including personnel with temp work contracts, stood at 54,423 employees in 2018 (54,946 in 2017). A breakdown by category is as follows:

	Year ended December 31,

	2018	2017	2016

	(Full time equivalent units)
Executives	646	707	837
Middle management	4,271	4,269	4,450
White collars	49,505	49,967	52,563
Blue collars	1	1	1

Employees on payroll	54,423	54,944	57,851
Employees with temp work contracts		2	4

Total average headcount of salaried workforce	54,423	54,946	57,855